Prospectus
June 1, 2021

	Class N	Class Y1
Natixis Sustainable Future 2015 Fund®	NSFBX
Natixis Sustainable Future 2020 Fund®	NSFDX
Natixis Sustainable Future 2025 Fund®	NSFEX
Natixis Sustainable Future 2030 Fund®	NSFFX
Natixis Sustainable Future 2035 Fund®	NSFGX
Natixis Sustainable Future 2040 Fund®	NSFHX
Natixis Sustainable Future 2045 Fund®	NSFJX
Natixis Sustainable Future 2050 Fund®	NSFKX
Natixis Sustainable Future 2055 Fund®	NSFLX
Natixis Sustainable Future 2060 Fund®	NSFMX
1	Class Y shares are not currently available for purchase.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

Natixis Sustainable Future 2015 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.14%	0.14%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.49%	2.59%[1]
Acquired fund fees and expenses	0.24%	0.24%
Total annual fund operating expenses	2.87%	2.97%
Fee waiver and/or expense reimbursement[2]	2.32%	2.37%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$669	$1,307	$3,027
Class Y	$61	$694	$1,353	$3,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 11.42% Lowest Quarterly Return: First Quarter 2020, -9.34%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 2.02%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	13.41%	9.59%
Return After Taxes on Distributions	8.47%	6.99%
Return After Taxes on Distributions and Sale of Fund Shares	9.54%	6.75%
S&P Target Date 2015® Index	10.28%	7.65%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2020 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.16%	0.16%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.27%	3.37%[1]
Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	3.66%	3.76%
Fee waiver and/or expense reimbursement[2]	3.11%	3.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$831	$1,627	$3,711
Class Y	$61	$856	$1,671	$3,798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 12.20% Lowest Quarterly Return: First Quarter 2020, -10.93%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 2.98%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	14.32%	10.41%
Return After Taxes on Distributions	5.92%	6.76%
Return After Taxes on Distributions and Sale of Fund Shares	10.81%	7.10%
S&P Target Date 2020® Index	10.24%	8.03%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2025 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.17%	0.17%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.40%	2.50%[1]
Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	2.80%	2.90%
Fee waiver and/or expense reimbursement[2]	2.24%	2.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.56%	0.61%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.56% and 0.61% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$57	$655	$1,279	$2,965
Class Y	$62	$681	$1,325	$3,058

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 14.19% Lowest Quarterly Return: First Quarter 2020, -13.58%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 3.22%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	14.11%	10.81%
Return After Taxes on Distributions	11.16%	8.66%
Return After Taxes on Distributions and Sale of Fund Shares	9.21%	7.83%
S&P Target Date 2025® Index	11.22%	8.81%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2030 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.26%	2.36%[1]
Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	2.68%	2.78%
Fee waiver and/or expense reimbursement[2]	2.11%	2.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	0.62%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.57% and 0.62% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$58	$631	$1,231	$2,856
Class Y	$63	$657	$1,277	$2,951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 14.94% Lowest Quarterly Return: First Quarter 2020, -15.01%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 4.07%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	15.32%	11.76%
Return After Taxes on Distributions	12.54%	9.72%
Return After Taxes on Distributions and Sale of Fund Shares	9.63%	8.61%
S&P Target Date 2030® Index	11.91%	9.49%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2035 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.42%	2.52%[1]
Acquired fund fees and expenses	0.22%	0.22%
Total annual fund operating expenses	2.85%	2.95%
Fee waiver and/or expense reimbursement[2]	2.27%	2.32%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.58%	0.63%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.58% and 0.63% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$59	$667	$1,302	$3,011
Class Y	$64	$693	$1,347	$3,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 17.06% Lowest Quarterly Return: First Quarter 2020, -17.91%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 5.05%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	15.56%	12.51%
Return After Taxes on Distributions	12.57%	10.32%
Return After Taxes on Distributions and Sale of Fund Shares	10.03%	9.20%
S&P Target Date 2035® Index	12.79%	10.18%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2040 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.73%	2.83%[1]
Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	3.18%	3.28%
Fee waiver and/or expense reimbursement[2]	2.59%	2.64%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$736	$1,438	$3,305
Class Y	$65	$762	$1,482	$3,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 18.63% Lowest Quarterly Return: First Quarter 2020, -19.35%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 5.45%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	16.56%	13.09%
Return After Taxes on Distributions	12.59%	10.61%
Return After Taxes on Distributions and Sale of Fund Shares	11.15%	9.66%
S&P Target Date 2040® Index	13.37%	10.65%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2045 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.98%	3.08%[1]
Acquired fund fees and expenses	0.22%	0.22%
Total annual fund operating expenses	3.42%	3.52%
Fee waiver and/or expense reimbursement[2]	2.83%	2.88%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$786	$1,534	$3,512
Class Y	$65	$811	$1,579	$3,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 19.22% Lowest Quarterly Return: First Quarter 2020, -20.32%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 5.82%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	16.89%	13.54%
Return After Taxes on Distributions	13.97%	11.27%
Return After Taxes on Distributions and Sale of Fund Shares	10.91%	10.08%
S&P Target Date 2045® Index	13.66%	10.89%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2050 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.34%	3.44%[1]
Acquired fund fees and expenses	0.22%	0.22%
Total annual fund operating expenses	3.79%	3.89%
Fee waiver and/or expense reimbursement[2]	3.19%	3.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$862	$1,683	$3,822
Class Y	$66	$887	$1,726	$3,907

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 19.95% Lowest Quarterly Return: First Quarter 2020, -20.86%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 6.09%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	17.44%	13.75%
Return After Taxes on Distributions	13.32%	11.13%
Return After Taxes on Distributions and Sale of Fund Shares	11.50%	10.14%
S&P Target Date 2050® Index	13.86%	11.06%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2055 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.83%	3.93%[1]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	4.27%	4.37%
Fee waiver and/or expense reimbursement[2]	3.67%	3.72%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$959	$1,871	$4,208
Class Y	$66	$984	$1,914	$4,289

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 19.68% Lowest Quarterly Return: First Quarter 2020, -21.18%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 5.95%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	16.48%	13.63%
Return After Taxes on Distributions	12.28%	10.93%
Return After Taxes on Distributions and Sale of Fund Shares	11.20%	10.07%
S&P Target Date 2055® Index	13.86%	11.12%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Sustainable Future 2060 Fund®

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.60%	4.70%[1]
Acquired fund fees and expenses	0.22%	0.22%
Total annual fund operating expenses	5.05%	5.15%
Fee waiver and/or expense reimbursement[2]	4.45%	4.50%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%
1	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
2	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$1,115	$2,168	$4,796
Class Y	$66	$1,140	$2,210	$4,871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Fund Summary

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

Fund Summary

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund’s investments in the underlying funds, the Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the

Fund Summary

issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivative position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Fund Summary

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

Total Returns for Class N Shares

Highest Quarterly Return: Second Quarter 2020, 20.10% Lowest Quarterly Return: First Quarter 2020, -21.51%

The Fund’s Class N shares total return year-to-date as of March 31, 2021 was 6.24%.

Average Annual Total Returns
(for the periods ended December 31, 2020)	Past 1 Year	Life of Fund (2/28/17)
Return Before Taxes	17.36%	13.88%
Return After Taxes on Distributions	13.44%	11.23%
Return After Taxes on Distributions and Sale of Fund Shares	11.69%	10.30%
S&P Target Date 2060+® Index	13.99%	11.32%

The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Investment Subadvisers

Harris Associates L.P. (“Harris Associates”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Mirova US LLC (“Mirova US”)

Portfolio Managers

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a co-portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a co-portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a co-portfolio manager of the Fund since 2018.

Christopher Sharpe, CFA® has served as a co-portfolio manager of the Fund since 2019 and as lead portfolio manager of the Fund since 2020.

Fund Summary

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Harris Associates

William C. Nygren, CFA® has served as a portfolio manager of the Fund since 2019.

Kevin G. Grant*, CFA® has served as a portfolio manager of the Fund since 2019.

M. Colin Hudson, CFA® has served as a portfolio manager of the Fund since 2019.

Michael J. Mangan, CFA® has served as a portfolio manager of the Fund since 2019.

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

*Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Fund since 2019.

Christopher T. Harms has served as a portfolio manager of the Fund since 2019.

Mirova US

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. This minimum applies to Fee Based Programs and accounts (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary, accounts established via a transfer, or any other transaction in which a new account is established. There is no subsequent investment minimum for these shares. There is no initial investment minimum for:

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Sub-accounts held within an omnibus account, where the omnibus account has at least $1,000,000.

•	Funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”).

In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Fee Based Programs (such as wrap accounts) where an advisory fee is paid to the broker-dealer or other financial intermediary. Please consult your financial representative to determine if your fee based program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees imposed by the plan administrator.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also

Fund Summary

applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain fee based programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Goals, Strategies and Risks

More About Goals and Strategies

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation. The investment goal of each Fund may be changed without shareholder approval. Each Fund will provide 60 days’ prior notice to shareholders before changing its investment goal.

Principal Investment Strategies

Each Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. Each Fund allocates its assets among investments in segments (or allocable portions of the fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, each Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. Each Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. Each Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

Each Fund follows a “sustainable investing approach” that aims to allocate the fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with each Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to each of the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that each Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.

The following is a brief description of the principal investment policies of the segments and underlying funds to which each Fund may allocate its assets from time to time. More detailed information about each underlying fund is available in each underlying fund’s prospectus. Natixis Advisors, the adviser to each Fund, periodically may exclude one or more of the following segments and/or underlying funds from its allocations. Each Fund’s allocation to one or more of these segments and underlying funds may vary, depending on each Fund’s glide path:

Equity

U.S. Equity

Active Index Advisors® (“AIA”) U.S. Large Cap Value ESG Segment – This segment, managed by the AIA division of Natixis Advisors, consists of a well-diversified portfolio of stocks that is designed to track the performance results and risk characteristics of the S&P 500® Value Index. AIA creates the investable universe using third party ESG ratings and controversy scores (i.e., a measurement impacted by a company’s exposure to negative ESG events and/or practices) and invests in companies with above-average ESG risk management practices, aiming to reduce the risks associated with poor ESG risk management practices and severe controversies. AIA then applies an optimization process that seeks to construct a portfolio of stocks that replicates the characteristics and returns of the index while aiming to keep tracking error low. AIA may sell a security due to a decline in its ESG rating, to adjust tracking error relative to the index or for risk management purposes.

AIA U.S. Small/Mid Cap ESG Segment – This segment consists of a well-diversified portfolio of stocks that is designed to track the performance results and risk characteristics of the S&P 1000® Index. AIA creates the investable universe using third party ESG ratings and controversy scores and invests in companies with above-average ESG risk management practices, aiming to reduce the risks associated with poor ESG risk management practices and severe controversies. AIA then applies an optimization process that seeks to construct a portfolio of stocks that replicates the characteristics and returns of the index while aiming to keep tracking error low. AIA may sell a security due to a decline in its ESG rating, to adjust tracking error relative to the index or for risk management purposes.

Harris Associates Large Cap Value Segment – This segment seeks long-term capital appreciation and invests primarily in common stocks of large capitalization U.S. companies in any industry. Harris Associates uses a value investment philosophy in selecting equity securities which is based upon the belief that, over time, a company’s stock price converges with Harris Associates’ estimate of the company’s intrinsic value. By “intrinsic value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business.

Harris Associates uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to what Harris Associates believes are the companies’ intrinsic values. In assessing such companies, some of the characteristics Harris Associates looks for are: (i) free cash flows and intelligent investment of excess cash; (ii) earnings that are growing, are reasonably predictable and sustainable; and (iii) high level of manager ownership.

Investment Goals, Strategies and Risks

For each security, Harris Associates carefully assesses all material risks and opportunities. Material ESG risks and opportunities may be factored into a company’s revenue estimates, margin forecasts, and costs of capital to determine an estimate of intrinsic value. More specifically, the investment team continually monitors developments on the regulatory, political and technological fronts to gauge the economic impact to companies from environmental factors, such as climate change. Harris Associates also monitors how well a company is positioned to retain key talent, manage supply chain risk and outperform local product safety and quality regulations, among other metrics. In all companies in which it invests, Harris Associates seeks robust corporate governance practices.

Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimate of intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the segment and usually sells a security when the price approaches its estimated intrinsic value. Harris Associates monitors each holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

Loomis Sayles All Cap Growth Segment – This segment seeks to produce long-term, excess return versus the Russell 3000 Growth Index on a risk-adjusted basis over a full market cycle through bottom-up stock selection. The segment invests primarily in equity securities - including common stocks and depositary receipts - of companies of any size and in a wide range of sectors and industries. The segment’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable (or enduring) competitive advantages versus other, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

With an owner’s mindset, the portfolio manager seeks to develop a deep understanding of the drivers, opportunities, and limits of each company, including material ESG elements, through a disciplined and thorough bottom-up fundamental analysis. As with all components of the portfolio manager’s rigorous research, the portfolio manager seeks to understand the effect of material ESG elements on the sustainability of a company’s competitive advantages, its intrinsic value, and ultimately long-term investment performance. Rather than applying fixed rules or quantitative screens, ESG issues are viewed through an independent and forward-looking analysis. The portfolio manager’s proprietary research framework represents long-standing insights about investing and is structured around three key criteria: quality, growth, and valuation. ESG considerations are integral to the analysis of business models, competitive advantages, operating efficiency, corporate management integrity, profitable growth, and valuation. The portfolio manager believes a long-term orientation is fundamental to a favorable decision-making framework regarding ESG issues and opportunities. The majority of material ESG considerations is embedded in the quality assessment phase of the research framework. ESG factors considered during this phase of the research framework include how company management teams weigh the interests of various stakeholders; resource stewardship; governance practices including reporting, transparency, incentive structures, ethics and ownership structures; and alignment of the business to meet climate objectives and reporting transparency for ESG targets.

The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate. Although certain equity securities purchased by the segment may be issued by domestic companies incorporated outside of the United States, Loomis Sayles does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.

Mirova US Climate Ambition Equity Segment – This segment invests in a well-diversified portfolio of equity securities of U.S. large capitalization companies and additional small- and mid-capitalization companies that Mirova US believes will be beneficiaries of the transition to a less carbon-centric economy. The portfolio managers aim to construct a portfolio that has high positive climate impact through a quantitative process given a variety of constraints, including: (i) not deviating too far from the characteristics and risk profile of the S&P 500® Index, (ii) ESG criteria, (iii) fundamental views on “climate stocks,” and (iv) turnover. Mirova US believes that an investment has a “high positive climate impact” when the strategy demonstrates a much better climate impact than its underlying benchmark, a market cap weighted index. This translates in two fundamental metrics: (i) an important reduction in negative impact on climate change, shown by the reduction in induced emissions (or carbon footprint) compared to the benchmark and in (ii) an important increase in saved emissions (coming from renewables and energy efficiency) compared to the benchmark. The final portfolio may be adjusted according to the portfolio managers’ views on the macroeconomic and market environment, while limiting risk relative to the S&P 500® Index.

The portfolio managers may sell a security if its climate impact is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to adjust risk characteristics relative to the S&P 500® Index or for risk management purposes.

Non-U.S. Equity

AIA International Developed Markets Equity ESG Segment – This segment invests in stocks and/or mutual funds or exchange-traded funds (“ETFs”) that hold stocks of large- and mid-capitalization companies located in international developed markets and is designed to track the performance results and risk characteristics of the MSCI EAFE Index. AIA creates the investable universe of stocks using 3rd party ESG ratings and controversy scores and invests in companies with above-average ESG risk management practices, aiming to reduce the risks associated with poor ESG risk management practices and severe controversies. AIA then applies an optimization process that seeks to construct a portfolio of stocks that replicates the characteristics and returns of the index while aiming to keep tracking error low. AIA may sell a security due to a decline in its ESG rating, to adjust tracking error relative to the index, if another security is more attractive or for risk management purposes.

Investment Goals, Strategies and Risks

Mirova International Sustainable Equity Fund – This underlying fund normally invests at least 80% of its assets in equity securities, which may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITS”). The fund invests in securities of companies located in no fewer than three countries outside the U.S. Under normal circumstances, the fund will invest at least 65% of its assets in securities of companies located outside the U.S. and the fund may invest up to 25% of its assets in securities of companies located in emerging markets (which generally encompasses markets that are not included in the MSCI World Developed Markets Index). The fund may invest in growth and value companies of any size and may also invest in initial public offerings.

In making its investment decisions, Mirova US uses a bottom-up approach focused on individual companies, rather than focusing on specific themes, specific industries or economic factors. Mirova US applies a thematic approach to bottom-up investment idea generation, identifying securities of companies that it believes offer solutions to the major transitions that our world is going through. These transitions include (i) demographics, such as an aging population, (ii) environmental issues, such as water scarcity and climate change, (iii) technological advances, such as cloud computing and digitalization of finance, and (iv) governance changes, such as the growing importance of corporate responsibility.

From this large universe, Mirova US applies detailed fundamental research to identify fundamentally and financially sound companies, assessing companies’ (i) strategic positioning, seeking companies with barriers to entry and defensibility of business model, (ii) financial structure, looking for cash flow generation capability and balance sheet capacity, (iii) management quality, searching for management teams who think like owners with leadership and strategic vision, and (iv) ESG integration, seeking companies with good performance on ESG indicators believed to be material.

Mirova US seeks to invest in securities that are trading at significant discounts to what it believes are their intrinsic values. In determining intrinsic value, Mirova US focuses on long-term modeling, modeling out a range of potential outcomes and typically uses a combination of discounted cash flow models and multiples analysis. Furthermore, Mirova US seeks to prioritize (without limiting itself to) companies that are aligned with the achievement of the United Nations’ Sustainable Development Goals (the “SDGs”) due to the belief that companies that are aligned with the global, long-term objectives set forth by the SDGs may experience structural economic tailwinds as a result of this positioning. Mirova US may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the SDGs, a controversy alert such as one relating to human rights, or if it believes the security has little potential for price appreciation or there is greater relative value in other securities in the fund’s investment universe.

WCM Focused International Growth Fund –This underlying fund seeks long-term capital appreciation and normally invests at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries. Emerging and frontier countries or markets are those countries or markets with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. WCM considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The fund’s investments in equity securities may include common stocks and depository receipts.

The fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. WCM uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. WCM’s investment process focuses on seeking companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. WCM considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities. WCM may also consider ESG issues, among others, during its assessment of a company’s attractiveness as a long-term holding, as they may impact WCM’s view of the company’s corporate culture and competitive advantages in particular.

Although the fund may invest in any size companies, it generally invests in large capitalization established multinational companies. WCM considers large capitalization companies to be those with market capitalization of $5 billion or greater at the time of investment. The fund generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

WCM may sell all or a portion of a portfolio holding of the fund when, in its opinion, one or more of the following occurs, among other reasons: (i) the company’s fundamentals deteriorate; (ii) there is increased geopolitical or currency risk; (iii) WCM identifies a more attractive investment opportunity for the fund; or (iv) the fund requires cash to meet requests for redemptions of shares.

WCM Focused Emerging Markets Fund – This underlying fund seeks long-term capital appreciation and normally invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies in emerging or frontier countries or markets. Emerging and frontier countries or markets are those countries or markets with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. WCM considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Investment Goals, Strategies and Risks

The fund’s equity investments include common stock and depository receipts. The fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively).

WCM uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term historical growth in revenue and earnings, and/or a strong probability for superior future growth. WCM’s investment process seeks companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. WCM considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities. WCM may also consider ESG issues, among others, during its assessment of a company’s attractiveness as a long-term holding, as they may impact WCM’s view of the company’s corporate culture and competitive advantages in particular.

The fund may invest in securities of any size companies. The fund generally invests in the securities of companies domiciled in at least three different countries. However, from time to time, the fund may have a significant portion of its assets invested in the securities of companies domiciled in one or a few countries or regions. The fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

WCM may sell all or a portion of a portfolio holding of the fund when, in its opinion, one or more of the following occurs, among other reasons: (i) the company’s fundamentals deteriorate; (ii) there is increased geopolitical or currency risk; (iii) WCM identifies a more attractive investment opportunity for the fund; or (iv) the fund requires cash to meet requests for redemptions of shares.

Fixed-Income

Loomis Sayles Core Fixed Income Segment – This segment seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) while maintaining a benchmark-aware risk/return objective. The segment invests primarily in bonds (or fixed-income securities) which include U.S. government securities, corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s Investor Service, Inc. (“Moody’s”), Fitch Investor Services, Inc. (“Fitch”) or S&P’s Global Ratings (“S&P”) or, if unrated, which Loomis Sayles determines to be of comparable quality), investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities. The segment may also invest in other types of fixed-income securities, and foreign securities in which the segment invests are denominated in U.S. dollars.

In deciding which securities to buy or sell, Loomis Sayles may consider a number of factors related to the bond issue and the current market, including, for example, the financial strength of the issuer, financially material ESG considerations which impact Loomis Sayles credit opinion like carbon intensity, energy management, toxic emissions, and board independence, current interest rates and valuations, the stability and volatility of a country’s bond markets and expectations regarding general trends in interest rates and currency considerations. ESG considerations are inherently part of the fixed income research process, as Loomis Sayles generally takes a long-term view in seeking value and believes that ESG considerations contribute to the goal of delivering strong long-term risk-adjusted returns. Loomis Sayles conducts proprietary fixed income credit and sovereign ESG research, focusing on material ESG issues and incorporating climate change considerations, all of which are integrated into the firm’s proprietary fixed income valuation tool. Loomis Sayles also considers how purchasing or selling a bond would impact the segment’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The portfolio managers may engage in active and frequent trading of portfolio securities in managing the segment. The segment typically maintains an average portfolio duration that is within one year of the average duration of the Aggregate Bond Index, although it reserves the right to deviate further from the average duration of the Aggregate Bond Index when Loomis Sayles believes it to be appropriate in light of the segment’s investment objective. As of December 31, 2020, the average duration of the Aggregate Bond Index was 6.2 years.

Loomis Sayles Limited Term Government and Agency Fund – This underlying fund seeks high current return consistent with preservation of capital and normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. The fund’s adviser follows a total return-oriented investment approach and seeks securities that will provide the fund with an average credit quality equal to the credit rating of the U.S. Government’s long-term debt and an effective portfolio duration range of two to four years (although not all securities selected will have these characteristics and the fund’s adviser may look for other characteristics if market conditions change). The fund’s adviser emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment. To the extent this allocation invests primarily in government issued debt in U.S. Treasury related securities, this fund is ESG neutral from an investment perspective.

Loomis Sayles Inflation Protected Securities Fund – This underlying fund seeks high total investment return through a combination of current income and capital appreciation and aims to outperform the U.S. Treasury Inflation-Protected Securities (“TIPS”) market, as measured by the Bloomberg Barclays US TIPS Index. It normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the TIPS. The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. government. In deciding which securities to buy and sell, the fund’s adviser may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, the adviser’s expectations regarding general trends in interest rates and currency considerations. The fund’s adviser will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). To the extent this allocation invests primarily in government issued debt in U.S. Treasury related securities, this fund is ESG neutral from an investment perspective.

Investment Goals, Strategies and Risks

Mirova Global Green Bond Fund – This underlying fund normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in green bonds. Green bonds are issued by a diverse universe of issuers across issuer type, sector and region to finance environmental projects such as alternative energy, clean transportation, energy efficient buildings, and water and waste management. The fund invests in securities of issuers located in no fewer than three countries, which may include the U.S. Under normal circumstances, the fund will invest at least 40% of its assets in securities of issuers located outside the U.S. and the fund may invest up to 20% of its assets in securities of issuers located in emerging markets. The fund may invest up to 20% of its assets, at the time of purchase, in securities rated below investment grade (commonly known as “junk bonds”), or, if unrated, securities determined by the fund’s adviser to be of comparable quality. The fund may invest in bonds of any maturity and expects that under normal circumstances the modified duration of its portfolio will range between 0 and 10. This flexibility is intended to allow the portfolio managers to reposition the fund to take advantage of significant interest rate movements. The fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the fund’s adviser combines an assessment of material ESG considerations for both the issuer and the specific issue, security selection based on bottom-up, fundamental credit research, relative valuation assessment, and a top down strategy that incorporates the teams views on the macroeconomic and market environment that drives the overall portfolio positioning across regions, credit quality, sector, and duration and yield curve. Overall, the team aims to identify issuers with strong credit profiles and green bond frameworks whose bonds are trading at attractive relative valuations.

Additional Information

Each Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. Each Fund may invest in securities of any market capitalization. Each Fund, whether directly through its separately managed segments or indirectly through investments in underlying funds, may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, achieve similar exposure when proceeds are available from sales of other investments, or for other reasons.

Each Fund’s underlying fund and/or separately managed segment investments are managed by one or more advisers and subadvisers using their own investment processes, and ESG strategies vary somewhat across each underlying fund and separately managed segment as a result. For example, certain strategies (but not others) may explicitly exclude certain investments, actively integrate ESG factors to pursue alpha and manage risk, and/or use sustainable themes to identify investment opportunities.

Natixis Advisors determines each Fund’s glide path and target allocations. The following table lists each Fund’s target allocations as of June 1, 2021. Under normal market conditions, each Fund may deviate no more than plus or minus 10% from its target equity and fixed-income allocations. The fixed-income allocations include cash allocations.

	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
Equity	42.5%	50.5%	59.0%	67.5%	76.5%	84.0%	89.0%	92.5%	92.5%	92.5%
U.S. Equity	29.5%	35.0%	39.5%	45.5%	52.0%	57.0%	59.0%	60.0%	60.0%	60.0%
Non-U.S. Equity	13.0%	15.5%	19.5%	22.0%	24.5%	27.0%	30.0%	32.5%	32.5%	32.5%
Fixed-Income	57.5%	49.5%	41.0%	32.5%	23.5%	16.0%	11.0%	7.5%	7.5%	7.5%

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how each Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. Each Fund is a “through” target date fund. This means that each Fund is expected to reach its final allocations approximately 10 years past its target year.

Investment Goals, Strategies and Risks

The Funds’ Board of Trustees may approve combining a Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Temporary Defensive Measures

Temporary defensive measures may be used by a Fund during adverse economic, market, political or other conditions. In this event, a Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in cash equivalents such as money market instruments or high-quality debt securities as it deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Percentage Investment Limitations

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI. A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at im.natixis.com. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-PORT with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month end is generally available within 7 business days after the month end on the Funds’ website at im.natixis.com/holdings (click fund name).

More About Risks

This section provides more information on principal risks that may affect a Fund’s portfolio, as well as information on additional risks the Fund may be subject to because of its investments or practices. In seeking to achieve its investment goals, the Funds may also invest in various types of securities and engage in various investment practices which are not a principal focus of the Funds and therefore are not described in this Prospectus. These securities and investment

Investment Goals, Strategies and Risks

practices and their associated risks are discussed in the Funds’ SAI, which is available without charge upon request (see back cover). Because of the Funds’ investments in the underlying funds, each Fund will be subject to many of the risks below indirectly through its investments in the underlying funds rather than directly through investment in the actual securities themselves. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Recent Market Events Risk

The Covid-19 pandemic and efforts to contain its spread have resulted in, among other things, extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; exchange trading suspensions and closures; higher default rates; border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; significant job losses and increasing unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking extraordinary actions to support local and global economies and the financial markets in response to the Covid-19 pandemic, including by decreasing interest rates to very low levels and implementing a variety of emergency stimulus measures. These actions may not succeed or have the intended effect, and in some cases, including in the United States, have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the Covid-19 pandemic or any future outbreak in developing or emerging market countries may be greater due to less established health care systems. The duration of the Covid-19 pandemic and its effects cannot be determined with certainty. Such effects could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Equity Securities Risk

The value of your investment in a Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact a Fund’s performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of a Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

ESG Investing Risk

The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. A Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, disclosure, custody and auditing standards and practices of foreign countries differ, in some cases significantly, from U.S. standards and practices, and are often not as rigorous. The Public Company Accounting Oversight Board, which regulates auditors of

Investment Goals, Strategies and Risks

U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce a Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Emerging Markets Risk

In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures and have less market depth, infrastructure, capitalization and regulatory oversight than more developed markets. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of a Fund invested in emerging market securities. Specific risks that could decrease a Fund’s return include seizure of a company’s assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on many factors, including the extent of its reserves, fluctuations in interest rates and access to international credit and investments. A country that has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies trading in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than transactions settled in the United States, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to more developed countries. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closings were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval of investments by foreign persons, limit the amount of investments by foreign persons in a particular issuer, limit investments by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes or controls on foreign investors or currency transactions. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to a Fund.

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. A Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The value of some mortgage-related securities and other asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on

Investment Goals, Strategies and Risks

their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets. These types of securities may also decline for reasons associated with the underlying collateral.

Allocation Risk

A Fund’s allocations between asset classes and market exposures may not be optimal in every market condition and may adversely affect a Fund’s performance. You could lose money on your investment in a Fund as a result of this allocation.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, a Fund may sustain losses or be unable or delayed in its ability to realize gains. A Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee given by a central clearing house, are not available in connection with OTC derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of a Fund’s clearing broker and the central clearing house itself. Regulatory requirements may also limit the ability of a Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. A Fund may be subject to currency risk because it may invest in currency-related instruments and/or securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. A Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Funds and their shareholders. These risks include, among others, theft, misuse, and improper release of confidential or highly sensitive information relating to the Funds and their shareholders, as well as compromises or failures to systems, networks, devices and applications relating to the operations of the Funds and their service providers. Power outages, natural disasters, equipment malfunctions and processing errors that threaten these systems, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Cybersecurity and other operational and technology issues may result in financial losses to the Funds and their shareholders, impede business transactions, violate privacy and other laws, subject the Funds to certain regulatory penalties and reputational damage, and increase compliance costs and expenses. Although the Funds have developed processes, risk management systems and business continuity plans designed to reduce these risks, the Funds do not directly control the cybersecurity defenses, operational and technology plans and systems of their service providers, financial intermediaries and companies in which they invest or with which they do business. The Funds and their shareholders could be negatively impacted as a result. Similar types of cybersecurity risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such securities to lose value.

Derivatives Risk

The Funds will be exposed to Derivatives Risk both directly and through their investments in the underlying funds. As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that an a Fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an a Fund may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that a Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. A Fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is generally greater for OTC derivatives than for centrally cleared derivatives), the risk of difficulties in pricing and valuation; the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices; liquidity risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price. The use of derivatives by a Fund may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. Losses resulting from the use of derivatives will reduce a Fund’s net asset value (“NAV”), and possibly income. To the extent that a Fund uses a derivative for purposes other than as a hedge, or if a Fund hedges imperfectly, a Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may

Investment Goals, Strategies and Risks

affect the amount, timing, or character of distributions payable to, and thus taxes payable by, shareholders. Similarly, for accounting and performance reporting purposes, income and gain characteristics may be different than if the Fund held the underlying securities or other assets directly.

On October 28, 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Compliance with Rule 18f-4 will not be required until August 2022. As a Fund comes into compliance, the approach to asset segregation and coverage requirements described in this Prospectus will be impacted. In addition, Rule 18f-4 could restrict a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of a Fund.

Inflation-Protected Securities Risk

Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on inflation-protected securities is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of inflation protected securities is not guaranteed, and will fluctuate. There can be no assurance that the relative index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of a Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund’s investments to decline. In addition, the value of certain derivatives (such as interest rate futures) is related to changes in interest rates and their value may suffer significant decline as a result of interest rate changes. A prolonged period of low interest rates may cause a Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause a Fund’s share price (and the value of your investment) to change. Potential future changes in government monetary policy may affect the level of interest rates.

Investments in Other Investment Companies Risk

A Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds (“ETFs”), in which it invests in addition to its own expenses. A Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Large Investor Risk

Ownership of shares of a Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in a Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains, including short-term capital gains taxable as ordinary income. In addition, such transactions may accelerate the realization of taxable income to shareholders if a Fund’s sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase a Fund’s expenses or could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratios.

Leverage Risk

Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on an underlying fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that a Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in a Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of a Fund’s investments when it needs to dispose of them. If a Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary

Investment Goals, Strategies and Risks

market or ready purchaser for such securities. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value a Fund’s investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers’ investment techniques could fail to achieve a Fund’s objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Funds.

Market/Issuer Risk

The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. A Fund is subject to the risk that geopolitical events will adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.

Retirement Risk

Each Fund is not a complete retirement program and there is no guarantee that an investment in a Fund will provide sufficient retirement income at or through retirement. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so, your expected retirement date, your individual retirement needs, your other sources of income and other assets, and inflation. The Funds’ glide path (or allocation methodology) will not eliminate the market volatility that could reduce the amount available for you to withdraw when you intend to begin withdrawing your investment in the Fund. Although each Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), each Fund will continue to be exposed to market risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Funds’ glide path. There can be no assurance that an investment in a Fund will provide income at, and through the years following, the target retirement date in amounts adequate to meet your retirement goals. You should consider these and other factors when selecting an overall retirement strategy, including an investment in a Fund.

Small- and Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. Securities of small- and mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for a Fund to buy and sell securities of small- and mid-capitalization companies.

Management Team

Management Team

Meet the Funds’ Investment Adviser and Subadvisers

The Natixis Funds family currently includes 40 mutual funds (the “Natixis Funds”). The Natixis Funds family had combined assets of $55.2 billion as of December 31, 2020. Natixis Funds are distributed through Natixis Distribution, L.P. (the “Distributor”).

Adviser

Natixis Advisors, located at 888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197, serves as the adviser to each of the Funds. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Natixis Advisors, through its Active Index Advisers® division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment and AIA International Developed Markets Equity ESG Segment of each Fund.

The maximum aggregate advisory fee payable by each Fund is equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any subadviser. The advisory fee rates currently paid with respect to the AIA U.S. Large Cap Value ESG Segment, the AIA U.S. Small/Mid Cap ESG Segment, and the AIA International Developed Markets Equity ESG Segment, each managed directly by Natixis Advisors, are 0.165%, 0.20% and 0.20%, respectively, of the average daily net assets of such segments. The advisory fee rate currently paid with respect to the Mirova US Climate Ambition Equity Segment is 0.25%, respectively, of the average daily net assets of such segments. The advisory fee rate currently paid with respect to the Harris Associates Large Cap Value Segment is 0.52% of the average daily net assets of such segment. The advisory fee rate currently paid with respect to the Loomis Sayles All Cap Growth Segment and the Loomis Sayles Core Fixed Income Segment are 0.35% and 0.15%, respectively, of the average daily net assets of such segments. Each Fund may add additional segments to be managed by either Natixis Advisors or a subadviser in the future, provided that the advisory fee rates applicable to such segments do not exceed 0.25% of the average daily net assets of any segment managed directly by Natixis Advisors and 0.70% of the average daily net assets of any segment managed by any subadviser.

The following table shows the combined advisory and subadvisory fees paid by the Funds during the fiscal year ended January 31, 2021 as a percentage of each Fund’s average daily net assets (after waiver):

Fund	Aggregate Advisory Fee
Natixis Sustainable Future 2015 Fund	0.57%
Natixis Sustainable Future 2020 Fund	0.59%
Natixis Sustainable Future 2025 Fund	0.58%
Natixis Sustainable Future 2030 Fund	0.59%
Natixis Sustainable Future 2035 Fund	0.60%
Natixis Sustainable Future 2040 Fund	0.62%
Natixis Sustainable Future 2045 Fund	0.61%
Natixis Sustainable Future 2050 Fund	0.62%
Natixis Sustainable Future 2055 Fund	0.62%
Natixis Sustainable Future 2060 Fund	0.62%

Investment Subadvisers

Harris Associates, located at 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606, serves as a subadviser to the Funds. Harris Associates managed approximately $104 billion in assets as of December 31, 2020, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Funds. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $347.8 billion in assets under management as of December 31, 2020. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Mirova US, located at 888 Boylston Street, Suite 500, Boston, Massachusetts 02199-8197 serves as a subadviser to the Funds. Mirova US was formed in 2018, began operations on March 29, 2019 and specializes in globally diversified portfolio management. Mirova US makes investment decisions for the Mirova US Climate Ambition Equity Segment of each Fund. Mirova US had $4.9 billion assets under management as of December 31, 2020.

Mirova US has entered into a personnel-sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers, LLC. Pursuant to this arrangement, certain employees of Mirova, as a “participating affiliate,” serve as “associated persons” of Mirova US and, in this capacity, are subject to the oversight of Mirova US and its Chief Compliance Officer. These associated persons will, on behalf of Mirova US, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Funds in accordance with the investment

Management Team

objectives, policies and limitations set forth in the prospectus and SAI. Unlike Mirova US, Mirova is not registered as an investment adviser with the SEC.  The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions.

Information About the Manager-of-Manager Structure

Natixis Advisors and the Funds have received an exemptive order from the SEC (the “Order”), which permits Natixis Advisors, subject to approval by the Board of Trustees but without shareholder approval, to hire or terminate, and to modify any existing or future subadvisory agreement with, subadvisers that are not affiliated with Natixis Advisors as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Natixis Advisors or of another company that, indirectly or directly, wholly owns Natixis Advisors. Shareholders of each Fund have approved the Fund’s operation under the manager-of-managers structure contemplated by the Order. If a new subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory and subadvisory contracts is available in the Funds’ semiannual shareholder report covering the period ending July 31, 2020.

The Funds consider the series of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust and Natixis ETF Trust II, all of which are advised or subadvised by Natixis Advisors, Loomis Sayles, AEW Capital Management, L.P., AlphaSimplex Group, LLC, Gateway Investment Advisers, LLC, Mirova US, Harris Associates or Vaughan Nelson (collectively, the “Affiliated Investment Managers”), to be part of the “same group of investment companies” under Section 12(d)(1)(G) of the 1940 Act for the purchase of other investment companies. The Affiliated Investment Managers are all under common control.

Portfolio Trades

In placing portfolio trades, Natixis Advisors and Mirova US may use brokerage firms that market the Funds’ shares or are affiliated with Natixis Advisors and Mirova US.  In placing trades, Natixis Advisors and Mirova US will seek to obtain the best combination of price and execution, which involves a number of subjective factors.  Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds’ Portfolio Managers

The following portfolio managers have had joint and primary responsibility for determining each Fund’s available underlying funds and separately managed segments and supervising the activities of each Fund’s subadvisers since the dates indicated below. As of December 31, 2020, the following portfolio managers also determine each Fund’s glide path and target allocations:

Natixis Advisors

Marina Gross has been a co-portfolio manager of the Funds since 2018. Ms. Gross joined Natixis Advisors in 2003 and currently serves as Executive Vice President and portfolio manager. She received a BSBA from Boston University. Ms. Gross has over 22 years of investment experience.

Curt Overway, CFA® has been a co-portfolio manager of the Funds since 2018. Mr. Overway joined Natixis Advisors in 1997 and currently serves as Executive Vice President of Natixis Advisors, President of both the Managed Portfolio Advisors® and Active Index Advisors® divisions of Natixis Advisors and as a portfolio manager within the Managed Portfolio Advisors® division. He received a BS degree in industrial and operations engineering from the University of Michigan, an MBA from the Haas School of Business at the University of California, Berkeley and an MS degree in development finance from the University of London. Mr. Overway holds the designation of Chartered Financial Analyst® and has over 22 years of investment experience.

Daniel Price, CFA® has been a co-portfolio manager of the Funds since 2018. Mr. Price joined Natixis Advisors in 2006 and currently serves as Chief Investment Officer for the Managed Portfolio Advisors® division of Natixis Advisors. He received a BS in biology from Middlebury College. Mr. Price holds the designation of Chartered Financial Analyst® and has over 22 years of investment experience.

Christopher Sharpe, CFA® has been a co-portfolio manager of the Funds since 2019 and lead portfolio manager since 2020. Mr. Sharpe joined Natixis Advisors in 2019 and currently serves as Chief Investment Officer and portfolio manager. Prior to joining Natixis Advisors, he was a portfolio manager at Fidelity Investments and an investment policy officer at John Hancock. He received a BS in applied mathematics from Brown University. Mr. Sharpe holds the designation of Chartered Financial Analyst® and has over 32 years of investment experience.

The following portfolio managers have had joint and primary responsibility for managing the portfolios of one or more separately managed segments of each Fund since the dates indicated below:

Harris Associates

William C. Nygren, CFA® has served as a co-portfolio manager of the Harris Associates Large Cap Value Segment of each Fund since 2019. Mr. Nygren, Vice President, Chief Investment Officer, U.S. Equity and portfolio manager of Harris Associates, joined the firm in 1983. Mr. Nygren received a B.S. from the University of Minnesota and an M.S. from the University of Wisconsin-Madison. Mr. Nygren holds the designation of Chartered Financial Analyst® and has over 38 years of investment experience.

Kevin G. Grant, CFA®* has served as a co-portfolio manager of the Harris Associates Large Cap Value Segment of each Fund since 2019. Mr. Grant, co-Chairman, portfolio manager and analyst of Harris Associates, joined the firm in 1988. Mr. Grant received a B.S. from the University of Wisconsin-Madison

Management Team

and an M.B.A. from the Loyola University-Chicago. Mr. Grant holds the designation of Chartered Financial Analyst® and has over 28 years of investment experience.

M. Colin Hudson, CFA® has served as a co-portfolio manager of the Harris Associates Large Cap Value Segment of each Fund since 2019. Mr. Hudson, Vice President, portfolio manager and analyst of Harris Associates, joined the firm in 2005. Mr. Hudson received a B.A. from DePauw University, and an M.S. and an M.B.A. from Indiana University. Mr. Hudson holds the designation of Chartered Financial Analyst® and has over 21 years of investment experience.

Michael J. Mangan, CFA® has served as a co-portfolio manager of the Harris Associates Large Cap Value Segment of each Fund since 2019. Mr. Mangan, a portfolio manager of Harris Associates joined the firm in 1997. Mr. Mangan received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst® and has over 31 years of investment experience.

Michael A. Nicolas, CFA® has served as a co-portfolio manager of the Harris Associates Large Cap Value Segment of each Fund since 2020. Mr. Nicolas, portfolio manager and analyst of Harris Associates, joined the firm in 2013. Mr. Nicolas received a B.A. from the University of Wisconsin-Madison. Mr. Nicolas holds the designation of Chartered Financial Analyst® and has over 17 years of investment experience.

*Effective January 1, 2022, Mr. Grant will no longer serve as portfolio manager of the Funds.

Loomis Sayles

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Loomis Sayles Core Fixed Income Segment of each Fund since 2020. Ms. Agrawal, Vice President and Head of the Custom Income Strategies Group, joined Loomis Sayles in 2007. She earned a BE from BITS in India and an MS and PhD in Robotics from Vanderbilt University. Ms. Agrawal holds the designation of Chartered Financial Analyst® and has over 14 years of investment experience.

Aziz V. Hamzaogullari, CFA® has served as a portfolio manager of the Loomis Sayles All Cap Growth Segment of each Fund since 2019. He is Chief Investment Officer and founder of the Growth Equity Strategies Team. Mr. Hamzaogullari is an Executive Vice President and Director of Loomis Sayles. Mr. Hamzaogullari received a B.S. in management from Bilkent University in Turkey and an M.B.A. from George Washington University. He holds the designation of Chartered Financial Analyst® and has over 27 years of investment industry experience.

Christopher T. Harms has served as a co-portfolio manager of the Loomis Sayles Core Fixed Income Segment of each Fund since 2019. Mr. Harms, Vice President of Loomis Sayles, joined Loomis Sayles in 2010 as a product manager for the fixed income group. He earned a B.S.B.A. from Villanova University and an M.B.A. from Drexel University. Mr. Harms has over 40 years of investment industry experience.

Mirova US

David Belloc, CFA® has served as co-portfolio manager of the Mirova US Climate Ambition Equity Segment of each Fund since 2018. Mr. Belloc serves as a cross-asset portfolio manager at Mirova, which he joined in 2018. Prior to joining Mirova, he was a smart beta portfolio manager with Seeyond. Mr. Belloc graduated from ISFA (Graduate School of Actuarial Science) and holds a DEA in financial sciences from the University of Lyon 1. He holds the designation of Chartered Financial Analyst® and has over 20 years of investment experience.

Manuel Coeslier has served as co-portfolio manager of the Mirova US Climate Ambition Equity Segment of each Fund since the Funds’ inception in 2017. Mr. Coeslier is a portfolio manager with Mirova, which he joined in 2014 as a researcher. Mr Coeslier has been a member of the Technical Expert Group on Sustainable Finance at the European Commission, where he mainly contributed to the report on climate benchmarks. He holds a master’s degree in environmental economics from Mines ParisTech and an MSc in environmental engineering from IMT Atlantique.

Mr. Belloc and Mr. Coeslier are employees of Mirova, the parent company of Mirova US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Natixis Advisors

Kevin H. Maeda has co-managed the AIA U.S. Large Cap Value ESG Segment of each Fund since the Funds’ inception in 2017 and has co-managed the AIA U.S. Small/Mid Cap ESG Segment and AIA International Developed Markets Equity ESG Segment of each Fund since 2018. Mr. Maeda, Chief Investment Officer for the Active Index Advisors division of Natixis Advisors, joined Active Index Advisors in 2003. He earned his M.B.A. from the University of California-Los Angeles from 1999 to 2001. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California-Berkeley. He has over 26 years of investment experience.

Serena V. Stone, CFA®, has co-managed the AIA U.S. Large Cap Value ESG Segment of each Fund since the Funds’ inception in 2017 and has co-managed the AIA U.S. Small/Mid Cap ESG Segment and AIA International Developed Markets Equity ESG Segment of each Fund since 2018. Ms. Stone, Assistant Vice President and Portfolio Manager for the Active Index Advisors division of Natixis Advisors, joined Active Index Advisors in 2005. Ms. Stone received a B.S. from the University of California-Los Angeles. She holds the designation of Chartered Financial Analyst® and has over 19 years of investment experience.

Please see the SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Additional Information

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, Subadvisers, the Distributor and the Funds’ custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to

Management Team

enforce such arrangements against the service providers or to seek any remedy thereunder against the service providers, either directly or on behalf of the Funds.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. None of this Prospectus, the SAI or any contract that is an exhibit to the Funds’ registration statement, is intended to, nor does it, give rise to an agreement or contract between the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by applicable federal or state securities laws that may not be waived.

Fund Services

Fund Services

Investing in the Funds

Choosing a Share Class

Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Certain share classes and certain shareholder features may not be available to you if you hold your shares through a financial intermediary. Your financial representative can help you decide which class of shares is most appropriate for you. The Funds may engage financial intermediaries to receive purchase, exchange and sell orders on their behalf. Accounts established directly with the Funds will be serviced by the Funds’ transfer agent. The Funds, the Funds’ transfer agent and the Distributor do not provide investment advice.

Class N Shares

•	You have a minimum initial investment of $1,000,000. There are several ways to waive this minimum. See the section “Purchase and Sale of Fund Shares.”

•	You do not pay a sales charge when you buy Class N shares. All of your money goes to work for you right away.

•	You do not pay a sales charge on redemptions.

•	You may pay lower annual expenses than Class Y shares.

Class Y Shares

•	Class Y shares are not currently available for purchase.

•	You have a minimum initial investment of $100,000. There are several ways to waive this minimum. See the section “Purchase and Sale of Fund Shares.”

•	You do not pay a sales charge when you buy Class Y shares. All of your money goes to work for you right away.

•	You do not pay a sales charge on redemptions.

•	You may pay higher annual expenses than Class N shares.

For information about a Fund’s expenses, see the section “Fund Fees & Expenses” in each Fund Summary.

Compensation to Securities Dealers

The Funds may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus accounts, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing (“recordkeeping and processing-related services”). The actual payments, and the services provided, vary from firm to firm. These fees are paid by the Funds  (with the exception of Class N shares, which do not bear such expenses) in light of the fact that other costs may be avoided by the Funds where the intermediary, not the Funds’ service provider, provides services to Fund shareholders.

The Distributor, the Adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares; such payments will not be made with respect to Class N shares. These payments may be in addition to payments made by a Fund for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of the Funds or a particular share class over other mutual funds or share classes. Additionally, these payments may result in the Funds receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to the services it provides, what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries.

How to Purchase Shares

Each Fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands. The Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S.

Fund Services

taxpayer identification number. U.S. citizens living abroad are not allowed to purchase shares in the Funds.  Class N shares are not eligible to be exchanged or purchased through the website or through the Natixis Funds Automated Voice Response System.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the New York Stock Exchange (“NYSE”) for your shares to be bought or sold at the Fund’s NAV on that day.

All purchases made by check should be in U.S. dollars and made payable to Natixis Funds. Third party checks, travelers checks, starter checks and credit card convenience checks will not be accepted, except that third party checks under $10,000 may be accepted. You may return an uncashed redemption check from your account to be repurchased back into your account. Upon redemption of an investment by check or by periodic account investment, redemption proceeds may be withheld until the check has cleared or the shares have been in your account for 10 days.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

The Funds are not available to new SIMPLE IRA plans using the Natixis Funds’ Prototype document.

You can buy shares of each Fund in several ways:

The Funds may engage financial intermediaries to receive purchase, exchange and sell orders on their behalf. Accounts established directly with the Funds will be serviced by the Funds’ transfer agent. The Funds, the Funds’ transfer agent and the Distributor do not provide investment advice.

Through a financial adviser (certain restrictions may apply). Your financial adviser will be responsible for furnishing all necessary documents to Natixis Funds. Your financial adviser may charge you for these services. Your financial adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Through a broker-dealer (certain restrictions may apply). You may purchase shares of the Funds through a broker-dealer that has been approved by the Distributor. Your broker-dealer may charge you a fee for effecting such transactions. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Directly from the Fund. Natixis Funds’ transfer agent must receive your purchase request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV.

You can purchase shares directly from each Fund in several ways:

By mail. You can buy shares of each Fund by submitting a completed application form, which is available online at www.im.natixis.com or by calling Natixis Funds at 800-225-5478, along with a check payable to Natixis Funds for the amount of your purchase to:

Regular Mail
Natixis Funds
P.O. Box 219579
Kansas City, MO 64121-9579

Overnight Mail
Natixis Funds
330 West 9th Street
Kansas City, MO 64105-1514

After your account has been established, you may send subsequent investments directly to Natixis Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

By wire. You also may wire subsequent investments. Call Natixis Funds at 800-225-5478 to obtain wire transfer instructions. At the time of the wire transfer, you will need to include the Fund name, your class of shares, your account number and the registered account owner name(s). Your bank may charge you for such a transfer.

By telephone. You can make subsequent investments by calling Natixis Funds at 800-225-5478 if you have already established electronic transfer privileges.

By exchange. You may purchase shares of a Fund by exchange of shares of the same class of another Fund by sending a signed letter of instruction to Natixis Funds, by calling Natixis Funds at 800-225-5478 or by accessing your account online at www.im.natixis.com.

Through Automated Clearing House (“ACH”). Before you can purchase shares of Natixis Funds through ACH, you must provide specific instructions to Natixis Funds in writing (see STAMP2000 Medallion Signature Guarantee below). You may purchase shares of a Fund through ACH by either calling Natixis Funds at 800-225-5478 or by accessing your account online at www.im.natixis.com.

By internet. If you have established a Personal Identification Number (“PIN”) and you have established the electronic transfer privilege, you can make subsequent investments through your online account at www.im.natixis.com. If you have not established a PIN, but you have established the electronic transfer privilege, go to www.im.natixis.com, click on “Account Access,” and follow the instructions.

Through systematic investing. You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining a Service Options Form

Fund Services

through your financial adviser, by calling Natixis Funds at 800-225-5478 or by visiting www.im.natixis.com. A medallion signature guarantee may be required to add this option.

Minimum Investment Requirements for each fund and share class are described in the section “Purchase and Sale of Fund Shares.”

Minimum Balance Policy

In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $500. The valuation of account balances for this purpose and liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts, such as accounts using the Natixis Funds’ prototype document (including IRAs, Keogh Plans, 403(b)(7) plans and Coverdell Education Savings Accounts), accounts associated with fee-based programs (such as wrap programs), trust networked accounts, accounts initially funded within six months of the liquidation date, certain retirement accounts, or accounts that fall below the minimum as a result of an automatic conversion of Class C to Class A shares, are excluded from the liquidation.

Due to operational limitations, the Funds’ ability to apply the Minimum Balance Policy to shareholder accounts held through an intermediary in an omnibus fashion may be limited. The Funds may work with these intermediaries to enforce the Minimum Balance Policy on these accounts as can best be applied per the timing and constraints of the intermediaries’ account recordkeeping systems. For information about the policy for Class N shares, see the section “Purchase and Sale of Fund Shares” in each Fund summary.

Accounts held through certain financial intermediaries that have entered into special arrangements with the Distributor may be subject to a different minimum balance policy than the one described above. Please see Appendix A to the Prospectus for more information regarding the minimum balance policies of specific financial intermediaries, which may differ from those disclosed elsewhere in the Prospectus or in the SAI. Consult your financial intermediary for additional information regarding the minimum balance policy applicable to your investment.

Certain Retirement Plans

Natixis Funds defines “Certain Retirement Plans” as it relates to load waivers, share class eligibility, and account minimums as follows:

Certain Retirement Plans includes 401(k) plans, 457 plans, 401(a) plans (including profit-sharing and money purchase pension plans), 403(b) and 403(b)(7) plans, defined benefit plans, non-qualified deferred compensation plans, Taft Hartley multi-employer plans and retiree health benefit plans. The accounts must be plan level omnibus accounts to qualify.

Certain Retirement Plans does not include individual retirement plan accounts such as IRAs, SIMPLE, SEP, SARSEP, Roth IRA, etc. Any retirement plan accounts registered in the name of a participant would not qualify.

How to Redeem Shares

You can redeem shares of each Fund directly from the Fund on any day on which the NYSE is open for business. The information below details the various ways you can redeem shares of a Fund. Except as noted below and in the “Selling Restrictions” section of this Prospectus, each Fund typically expects to pay out redemption proceeds on the next business day after a redemption request is received in good order. The information below also notes certain fees that may be charged by a Fund, its agents, your bank or your financial representative in connection to your redemption request. The Funds do not currently impose any redemption charge. The Funds’ Board of Trustees reserves the right to impose additional charges at any time.

Each Fund may fund a redemption request from various sources, including sales of portfolio securities, holdings of cash or cash equivalents, and borrowings from banks (including overdrafts from the Fund’s custodian bank and/or under the Fund’s line of credit, which is shared across certain other Natixis Funds and Loomis Sayles Funds). Each Fund typically will redeem shares for cash; however, as described in more detail below, each Fund reserves the right to pay the redemption price wholly or partly in-kind (i.e., in portfolio securities rather than cash), if the Fund’s Adviser determines it to be advisable and in the best interest of shareholders. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Because large redemptions are likely to require liquidation by a Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days as permitted by the SEC.

Redemptions totaling more than $100,000 from a single fund/account cannot be processed on the same day unless the proceeds of the redemption are sent via pre-established banking information on the account. Please see the section “STAMP2000 Medallion Signature Guarantee” for details.

Generally, for expedited payment of redemption proceeds, a transaction fee of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery will be charged. These fees are subject to change.

Redemptions through your financial adviser. Your financial adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your financial adviser will be responsible for furnishing all necessary documents to Natixis Funds on a timely basis and may charge you for his or her services.

Redemptions through your broker-dealer. You may redeem shares of the Funds through a broker-dealer that has been approved by the Distributor, which can be contacted at 888 Boylston Street, Suite 800, Boston, MA 02199-8197. Your broker-dealer may charge you a fee for effecting such transaction. Your

Fund Services

broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order.

Redemptions directly to the Funds. Natixis Funds’ transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV. Your redemptions generally will be sent to you on the first business day after your request is received in good order, although it may take longer.

You may make redemptions directly from each Fund in several ways:

By mail. Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail
Natixis Funds
P.O. Box 219579
Kansas City, MO 64121-9579

Overnight Mail
Natixis Funds
330 West 9th Street
Kansas City, MO 64105-1514

All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

By exchange. You may sell some or all of your shares of a Fund and use the proceeds to buy shares of the same class of another fund by sending a signed letter of instruction to Natixis Funds, by calling Natixis Funds at 800-225-5478 or by accessing your account online at www.im.natixis.com.

By internet. If you have established a Personal Identification Number (“PIN”) and you have established the electronic transfer privilege, you can redeem shares through your online account at www.im.natixis.com. If you have not established a PIN but you have established the electronic transfer privilege, go to www.im.natixis.com, click on “Account Access,” and follow the instructions.

By telephone. You may redeem shares by calling Natixis Funds at 800-225-5478. Proceeds from telephone redemption requests (less any applicable fees) can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the address of record. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

The telephone redemption privilege may be modified or terminated by the Funds without notice.

You may redeem by telephone to have a check sent to the address of record for the maximum amount of $100,000 per day from a single fund/account. For your protection, telephone or internet redemption requests will not be permitted if Natixis Funds has been notified of an address change or bank account information change for your account within the preceding 30 days. If you prefer, you can decline telephone redemption and transfer privileges by calling Natixis Funds at 800-225-5478.

Systematic Withdrawal Plan. If the value of your account is $10,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-225-5478 for more information or to set up a systematic withdrawal plan or visit www.im.natixis.com to obtain a Service Options Form.

In-Kind. Shares normally will be redeemed for cash upon receipt of a redemption request in good order, although each Fund reserves the right to pay the redemption price wholly or partly in-kind if the Fund’s Adviser or Subadviser(s) determines it to be advisable and in the best interest of shareholders. For example, a Fund may pay a redemption in-kind under stressed market conditions or if the redemption amount is large.

You may also request an in-kind redemption of your shares by calling Natixis Funds at 800-225-5478. In-kind redemptions typically take several weeks to effectuate following a redemption request given the operational steps necessary to coordinate with the redeeming shareholder’s custodian. Typically, the redemption date is mutually-agreed upon by the Fund and the redeeming shareholder. A Fund is not required to pay a redemption in-kind even if requested and may in its discretion pay the redemption proceeds in cash.

Redemptions in-kind will generally, but not necessarily, result in a pro rata distribution of each security held in a Fund’s portfolio. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

By wire. Before Natixis Funds can wire redemption proceeds (less any applicable fees) to your bank account, you must provide specific wire instructions to Natixis Funds in writing (see “STAMP2000 Medallion Signature Guarantee” below). A wire fee will be deducted from the proceeds of each wire.

By ACH. Before Natixis Funds can send redemptions through ACH, you must provide specific wiring instructions to Natixis Funds in writing (see “STAMP2000 Medallion Signature Guarantee” below). For ACH redemptions, proceeds will generally arrive at your bank within three business days.

Fund Services

STAMP2000 Medallion Signature Guarantee. You must have your signature guaranteed by a bank, broker-dealer or other financial institution that can issue a STAMP2000 Medallion Signature Guarantee for the following types of redemptions:

•	If you are selling more than $100,000 per day from a single fund/account and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to new custodian).

•	If you are requesting that the proceeds check (of any amount) be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

•	If the account registration or bank account information has changed within the past 30 days.

•	If you are instructing us to send the proceeds by check, wire or ACH to a bank not already active on the fund account.

The Funds will only accept STAMP2000 Medallion Signature Guarantees bearing the STAMP2000 Medallion imprint. The surety amount of the STAMP2000 medallion imprint must meet or exceed the amount on the request. Please note that a notary public cannot provide a STAMP2000 Medallion Signature Guarantee. This signature guarantee requirement may be waived by Natixis Funds in certain cases.

Exchanging or Converting Shares

In general, you may exchange shares of each Fund (excluding Class T shares) for shares of the same class of another Natixis Fund that offers such class of shares (see the sections “How to Purchase Shares” and “How to Redeem Shares”) without paying a sales charge or a CDSC, if applicable, subject to restrictions noted below. Class T shares of the Funds do not have exchange privileges. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $50 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares. Class N shares are not eligible to be exchanged through the website or through the Natixis Funds Automated Voice Response System.

In certain circumstances, you may convert shares of your Fund from your current share class into another share class in the same Fund. A conversion is subject to the eligibility requirements of the share class of your Fund that you are converting into including investment minimum requirements. The conversion from one class of shares to another will be based on the respective NAVs of the separate share classes on the trade date for the conversion. Except as noted below, Class C shares will automatically convert to Class A shares after eight years. Generally, to be eligible to have your Class C shares automatically converted to Class A shares, the Fund or the financial intermediary through which you purchased your shares will need to have records verifying that your Class C shares have been held for eight years. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A shares may be limited. Group retirement plans of certain financial intermediaries who hold Class C shares with the Fund in an omnibus account do not track participant level aging of shares and therefore these shares will not be eligible for an automatic conversion. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a conversion schedule that may differ from the one described above. Please consult your financial representative for more information.

Any account with an outstanding CDSC liability will be assessed the CDSC before converting to the new share class. Any conversions into a class of shares with a front end sales charge will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. Generally, a conversion between share classes of the same fund is a nontaxable event to the shareholder. All requests for conversions must follow the procedures set forth by the Distributor. Each Fund reserves the right to refuse any conversion request. Due to operational limitations at your financial intermediary, your ability to convert share classes of the same fund or have your Class C shares automatically converted to Class A shares may be limited. Please consult your financial representative for more information.

In general, you may sell Class Y shares of any Natixis Fund and use the proceeds to purchase Class I shares in any Loomis Sayles Fund, subject to the eligibility requirements, including fund minimums, of the fund you are purchasing into.

Cost Basis Reporting. Upon the redemption or exchange of your shares in a Fund, or, if you purchased your shares through a broker-dealer or other financial intermediary, your financial intermediary will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. The cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please contact the Fund at 800-225-5478, visit im.natixis.com or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please also consult your tax adviser to determine which available cost basis method is best for you.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Funds. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Funds’ portfolio and increasing brokerage and administrative costs. Funds investing in

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securities that require special valuation processes (such as foreign securities, below investment grade securities or small capitalization securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Funds’ other shareholders or possibly disruptive to the management of the Funds. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “How To Redeem Shares.”

Limits on Frequent Trading. Excessive trading activity in the Funds is measured by the number of round trip transactions in a shareholder’s account. A round trip is defined as (1) a purchase (including a purchase by exchange) into the Funds followed by a redemption (including a redemption by exchange) of any amount out of the Funds; or (2) a redemption (including a redemption by exchange) out of the Funds followed by a purchase (including a purchase by exchange) of any amount into the Funds. Two round trip transactions in the Funds within a rolling 90-day period is considered to be excessive and will constitute a violation of the Funds’ trading limitations. After the detection of a first violation, the Funds or the Distributor will issue the shareholder and/or his or her financial intermediary, if any, a written warning. After the detection of a second violation (i.e., two more round trip transactions in the Funds within a rolling 90-day period), the Funds or the Distributor will restrict the shareholder from making subsequent purchases (including purchases by exchange) for 90 days. After the detection of a third violation, the Funds or the Distributor will permanently restrict the account and any other accounts under the shareholder’s control in any Natixis Fund from making subsequent purchases (including purchases by exchange). The above limits are applicable whether a shareholder holds shares directly with the Funds or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be excessive and, at its discretion, the Funds and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Funds may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Funds’ own restrictions if the Fund determines, at its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Funds or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Funds can monitor compliance by such investors with the trading limitations of the Funds or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund’s opinion are not vehicles for market timing and are not likely to engage in abusive trading.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in excessive, short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, a Fund and the Distributor, as well as an adviser to a Fund may ban trading in an account if, in their judgment, a shareholder or financial intermediary has engaged in short-term transactions that, while not necessarily in violation of a Fund’s stated policies on frequent trading, are harmful to a Fund or its shareholders. A Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believes that a shareholder has engaged in excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Fund Services

Selling Restrictions

The table below describes restrictions placed on selling shares of a Fund.  Please see the SAI for additional information regarding redemption payment policies.

Restriction	Situation
Each Fund may suspend the right of redemption:	• When the NYSE is closed (other than a weekend/holiday) as permitted by the SEC. • During an emergency as permitted by the SEC. • During any other period permitted by the SEC.
Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

• When or if it is advisable for the Fund to redeem in-kind, as determined in the sole discretion of the Adviser or Subadviser, or if requested by the redeeming shareholder and agreed to by the Fund.
Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after the Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Certificates.  Certificates will not be issued or honored for any class of shares.

Self-Servicing Your Account

Shareholders that hold their accounts directly with the Funds may use the following self-service options. Shareholders that hold Fund shares through a financial intermediary should consult their financial intermediary regarding any self-service options that they may offer.

(Excludes Class N shares)

Natixis Funds Website.

You can access our website at www.im.natixis.com to perform transactions (purchases, redemptions or exchanges), review your account information and Fund NAVs, change your address, order duplicate statements or tax forms or obtain a prospectus, an SAI, an application or periodic reports (certain restrictions may apply).

Natixis Funds Automated Voice Response System. You have access to your account 24 hours a day by calling Natixis Funds’ Automated Voice Response System at 800-225-5478, option 1. Using this customer service option, you may review your account balance and Fund NAV, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions (certain restrictions may apply).

Restructuring and Liquidations

Investors should note that each Fund reserves the right to merge or reorganize at any time, or to cease operations or liquidate itself. At any time prior to the liquidation of a Fund, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under “How to Redeem Shares.” The proceeds from any such redemption will be the NAV of the Fund’s shares. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “Exchanging or Converting Shares.” For federal income tax purposes, an exchange of a fund’s shares for shares of another Natixis Fund or Loomis Sayles Fund is generally treated as a sale on which a gain or loss may be recognized.

Retirement Accounts. Absent an instruction to the contrary prior to the liquidation date of a Fund, for shares of a Fund held using a Natixis Funds’ prototype document, in individual retirement accounts, in custodial accounts under a SEP, SIMPLE, SARSEP or 403(b) plan, or in certain other retirement accounts, Natixis Distribution, L.P. will exchange any shares remaining in the Fund on the liquidation date for shares of Loomis Sayles Limited Term Government and Agency Fund (or, if that fund is no longer in existence, then in shares of another comparable Natixis Fund or Loomis Sayles Fund) at NAV. Please refer to your plan documents or contact your plan administrator or plan sponsor to determine whether the preceding sentence applies to you.

How Fund Shares Are Priced

NAV is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Fund Services

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•	A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•	The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent, DST Asset Manager Solutions, Inc., (rather than when the order arrives at the P.O. box) “in good order” (meaning that the order is complete and contains all necessary information).[1]

•	Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order prior to the NYSE market close (normally 4:00 p.m., Eastern time), the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before a Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to a Fund.

•	If a Fund invests in foreign securities, it may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “How to Purchase Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone.  During these times, you may send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

Fund securities and other investments for which market quotations are readily available, as outlined in the Funds’ policies and procedures, are valued at market value. The Funds may use independent pricing services recommended by the Adviser and Subadvisers and approved by the Board of Trustees to obtain market quotations and other valuation information, such as evaluated bids. Generally, Fund securities and other investments are valued as follows:

•	Equity securities (including shares of closed-end investment companies and ETFs), exchange traded notes, rights, and warrants — listed equity securities are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities discussed below) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations based on information from foreign markets may be subject to the Fund’s fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

•	Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized commodity and equity index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

•	Centrally Cleared Swaps — settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

•	Options — domestic exchange-traded index and single name equity options contracts (including options on ETFs) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. OTC currency options and swaptions are valued at mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Valuations based on information from foreign markets may be subject to the Fund’s fair value policies as described below.

•	Futures — most recent settlement price on the exchange on which the Adviser or Subadviser believes that, over time, they are traded most extensively. Valuations based on information from foreign markets may be subject to the Fund’s fair value policies as described below.

Fund Services

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

•	Mutual Funds – net asset value.

Foreign denominated assets and liabilities are translated into U.S. dollars based upon foreign exchange rates supplied by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser or Subadviser pursuant to procedures approved by the Board of Trustees. A Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund. Valuations for securities traded in the OTC market may be based on factors such as market information, transactions for comparable securities, various relationships between securities or bid prices obtained from broker-dealers. Evaluated prices from an independent pricing service may require subjective determinations and may be different than actual market prices or prices provided by other pricing services. The Funds’ fair value policies and procedures and valuation practices may be impacted as the Funds come into compliance with Rule 2a-5 under the 1940 Act.

Trading in some of the portfolio securities or other investments of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities or other investments are determined, and the value of these Funds’ portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

Dividends and Distributions

The Funds generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. Each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually (or, in the case of short-term capital gains, more frequently than annually if determined by the Fund to be in the best interest of shareholders), after applying any capital loss carryovers.  To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually. A Fund’s distribution rate fluctuates over time for various reasons, and there can be no assurance that a Fund’s distributions will not decrease or that a Fund will make any distributions when scheduled.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:

•	Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about the program, see the section “Additional Investor Services;”

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund;

•	Receive distributions from capital gains in cash while reinvesting distributions from dividends and interest in additional shares of the same class of the Fund, or in the same class of another Natixis Fund; or

•	Receive all distributions in cash.

For accounts held directly with a Fund, any cash distributions to be paid by check, in an amount of $10 or less, will instead be automatically reinvested in additional Fund shares. If a dividend or capital gain distribution check remains uncashed for six months and your account is still open, a Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

If you do not select an option when you open your account, all distributions will be reinvested.

Generally, if you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099-DIV to help you report the prior calendar year’s distributions on your U.S. federal income tax return. This information will also be reported to the IRS. Be sure to keep this Form 1099-DIV as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Fund Services

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders.

Unless otherwise noted, the discussion below, to the extent it describes shareholder-level tax consequences, pertains solely to taxable shareholders.

Taxation of Distributions from the Funds. For U.S. federal income tax purposes, distributions of investment income generally are taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year over net short-term capital losses from the sale of investments that a Fund owned for one year or less (or is deemed to have owned), and that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less over net long-term capital losses from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year, will be taxable as ordinary income. The Funds’ transactions in options or other derivatives or short sales may cause a larger portion of distributions to be taxable to shareholders as ordinary income than would be the case absent such transactions.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed-income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

An additional Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any Capital Gain Dividends paid by a Fund, and net capital gains recognized on the sale, redemption, exchange or other taxable disposition of shares of a Fund.

Fund distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and Distributions declared by a Fund and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax laws generally will not be taxable, although distributions by retirement plans to their participants may be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from the plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and generally will result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments.  A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Funds. In addition, a Fund’s investments in foreign securities and foreign currency may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions to shareholders.  Because the Funds invest in foreign securities, shareholders should consult their tax advisers about the consequences of their investments under foreign laws.

A Fund’s investments in certain debt obligations (such as those with “OID” or having accrued market discount, in each case as defined in the SAI), mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding.

Please see the SAI for additional information on the U.S. federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Fund Services

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs and SEPs. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “How to Purchase Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund subject to the eligibility requirements of that other fund and to state securities law requirements. The fund minimum must be met in the new fund prior to establishing the dividend diversification program. Shares will be purchased at the selected fund’s NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund. The fund minimum must be met prior to establishing an automatic exchange plan. There is no fee for exchanges made under this plan. Please see the section “Exchanging or Converting Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from a Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC, however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “How to Redeem Shares.”

Financial Performance

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

Class Y shares of the Funds are currently not available for purchase and had no performance history as of the date of this Prospectus. Therefore, financial highlights tables are not included for Class Y shares of the Funds.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2015 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.70	$10.11	$11.13	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.12	0.17	0.23	0.15
Net realized and unrealized gain (loss)	1.25	1.02	(0.41)	1.19
Total from Investment Operations	1.37	1.19	(0.18)	1.34
Less Distributions From:
Net investment income	(0.25)	(0.18)	(0.23)	(0.16)
Net realized capital gains	(1.45)	(0.42)	(0.61)	(0.05)
Total Distributions	(1.70)	(0.60)	(0.84)	(0.21)
Net asset value, end of the period	$10.37	$10.70	$10.11	$11.13
Total return(b)	12.97%	11.81%	(1.28)%	13.42% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$4,204	$6,191	$4,600	$4,536
Net expenses(d)	0.31% (e)	0.31% (f)(g)	0.35% (h)	0.38% (i)(j)
Gross expenses	3.08% (e)	3.70% (f)	4.04% (h)	3.57% (i)(j)
Net investment income	1.09%	1.62%	2.10%	1.49% (i)
Portfolio turnover rate	61%	73%	41%	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2020 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$10.66	$9.97	$11.34	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.11	0.17	0.22	0.14
Net realized and unrealized gain (loss)	1.38	1.06	(0.46)	1.39
Total from Investment Operations	1.49	1.23	(0.24)	1.53
Less Distributions From:
Net investment income	(0.29)	(0.18)	(0.23)	(0.15)
Net realized capital gains	(2.49)	(0.36)	(0.90)	(0.04)
Total Distributions	(2.78)	(0.54)	(1.13)	(0.19)
Net asset value, end of the period	$9.37	$10.66	$9.97	$11.34
Total return(b)	14.26%	12.31%	(1.66)%	15.38% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$2,912	$6,006	$4,540	$4,617
Net expenses(d)	0.32% (e)	0.32% (f)(g)	0.38% (h)	0.41% (i)(j)
Gross expenses	3.88% (e)	3.69% (f)	4.10% (h)	3.58% (i)(j)
Net investment income	1.08%	1.60%	1.98%	1.40% (i)
Portfolio turnover rate	95%	74%	65%	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2025 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$10.89	$10.22	$11.54	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.12	0.17	0.21	0.13
Net realized and unrealized gain (loss)	1.41	1.12	(0.54)	1.59
Total from Investment Operations	1.53	1.29	(0.33)	1.72
Less Distributions From:
Net investment income	(0.16)	(0.17)	(0.20)	(0.14)
Net realized capital gains	(0.84)	(0.45)	(0.79)	(0.04)
Total Distributions	(1.00)	(0.62)	(0.99)	(0.18)
Net asset value, end of the period	$11.42	$10.89	$10.22	$11.54
Total return(b)	14.35%	12.73%	(2.46)%	17.31% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$7,192	$6,015	$3,757	$3,518
Net expenses(d)	0.33% (e)	0.34% (f)(g)	0.42% (h)	0.45% (i)(j)
Gross expenses	3.00% (e)	4.18% (f)	4.88% (h)	4.41% (i)(j)
Net investment income	1.08%	1.59%	1.88%	1.30% (i)
Portfolio turnover rate	84%	67%	59%	16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2030 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$11.15	$10.39	$11.79	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.12	0.17	0.19	0.12
Net realized and unrealized gain (loss)	1.60	1.19	(0.60)	1.86
Total from Investment Operations	1.72	1.36	(0.41)	1.98
Less Distributions From:
Net investment income	(0.18)	(0.14)	(0.18)	(0.14)
Net realized capital gains	(0.72)	(0.46)	(0.81)	(0.05)
Total Distributions	(0.90)	(0.60)	(0.99)	(0.19)
Net asset value, end of the period	$11.97	$11.15	$10.39	$11.79
Total return(b)	15.88%	13.12%	(2.91)%	19.79% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$7,665	$6,250	$3,194	$3,033
Net expenses(d)	0.34% (e)	0.37% (f)(g)	0.48% (h)	0.50% (i)(j)
Gross expenses	2.88% (e)	4.37% (f)	5.34% (h)	5.04% (i)(j)
Net investment income	1.06%	1.55%	1.68%	1.22% (i)
Portfolio turnover rate	69%	80%	65%	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2035 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$11.24	$10.46	$12.01	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.11	0.16	0.17	0.11
Net realized and unrealized gain (loss)	1.70	1.33	(0.67)	2.08
Total from Investment Operations	1.81	1.49	(0.50)	2.19
Less Distributions From:
Net investment income	(0.17)	(0.17)	(0.17)	(0.13)
Net realized capital gains	(0.86)	(0.54)	(0.88)	(0.05)
Total Distributions	(1.03)	(0.71)	(1.05)	(0.18)
Net asset value, end of the period	$12.02	$11.24	$10.46	$12.01
Total return(b)	16.62%	14.29%	(3.68)%	21.95% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$7,322	$5,566	$4,099	$3,112
Net expenses(d)	0.36% (e)	0.39% (f)(g)	0.52% (h)	0.55% (i)(j)
Gross expenses	3.05% (e)	3.95% (f)	5.12% (h)	5.03% (i)(j)
Net investment income	0.97%	1.47%	1.52%	1.13% (i)
Portfolio turnover rate	89%	63%	74%	14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2040 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$11.18	$10.43	$12.20	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.10	0.16	0.16	0.11
Net realized and unrealized gain (loss)	1.85	1.29	(0.75)	2.26
Total from Investment Operations	1.95	1.45	(0.59)	2.37
Less Distributions From:
Net investment income	(0.19)	(0.15)	(0.16)	(0.12)
Net realized capital gains	(1.25)	(0.55)	(1.02)	(0.05)
Total Distributions	(1.44)	(0.70)	(1.18)	(0.17)
Net asset value, end of the period	$11.69	$11.18	$10.43	$12.20
Total return(b)	18.04%	13.94%	(4.19)%	23.80% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$5,431	$5,662	$3,330	$3,096
Net expenses(d)	0.36% (e)	0.39% (f)(g)	0.56% (h)	0.59% (i)(j)
Gross expenses	3.38% (e)	4.45% (f)	5.40% (h)	5.04% (i)(j)
Net investment income	0.94%	1.50%	1.42%	1.04% (i)
Portfolio turnover rate	64%	63%	90%	15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2045 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$11.17	$10.38	$12.31	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.10	0.16	0.15	0.10
Net realized and unrealized gain (loss)	1.89	1.37	(0.81)	2.39
Total from Investment Operations	1.99	1.53	(0.66)	2.49
Less Distributions From:
Net investment income	(0.18)	(0.15)	(0.16)	(0.12)
Net realized capital gains	(0.86)	(0.59)	(1.11)	(0.06)
Total Distributions	(1.04)	(0.74)	(1.27)	(0.18)
Net asset value, end of the period	$12.12	$11.17	$10.38	$12.31
Total return(b)	18.30%	14.73%	(4.53)%	24.92% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$6,283	$4,951	$2,517	$2,568
Net expenses(d)	0.37% (e)	0.40% (f)(g)	0.58% (h)	0.61% (i)(j)
Gross expenses	3.63% (e)	5.12% (f)	6.46% (h)	5.97% (i)(j)
Net investment income	0.93%	1.45%	1.32%	0.97% (i)
Portfolio turnover rate	72%	58%	77%	17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2050 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$11.15	$10.41	$12.38	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.10	0.16	0.15	0.10
Net realized and unrealized gain (loss)	1.92	1.35	(0.84)	2.45
Total from Investment Operations	2.02	1.51	(0.69)	2.55
Less Distributions From:
Net investment income	(0.18)	(0.15)	(0.16)	(0.11)
Net realized capital gains	(1.24)	(0.62)	(1.12)	(0.06)
Total Distributions	(1.42)	(0.77)	(1.28)	(0.17)
Net asset value, end of the period	$11.75	$11.15	$10.41	$12.38
Total return(b)	18.94% (c)	14.57%	(4.82)%	25.64% (d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$5,017	$4,557	$2,492	$2,514
Net expenses(e)	0.38% (f)	0.41% (g)(h)	0.59% (i)	0.62% (j)(k)
Gross expenses	4.00% (f)	5.24% (g)	6.42% (i)	6.00% (j)(k)
Net investment income	0.90%	1.43%	1.29%	0.94% (j)
Portfolio turnover rate	80%	75%	83%	18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2055 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018 *
Net asset value, beginning of the period	$11.11	$10.43	$12.38	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.10	0.16	0.15	0.10
Net realized and unrealized gain (loss)	1.86	1.40	(0.83)	2.45
Total from Investment Operations	1.96	1.56	(0.68)	2.55
Less Distributions From:
Net investment income	(0.20)	(0.16)	(0.16)	(0.11)
Net realized capital gains	(1.34)	(0.72)	(1.11)	(0.06)
Total Distributions	(1.54)	(0.88)	(1.27)	(0.17)
Net asset value, end of the period	$11.53	$11.11	$10.43	$12.38
Total return(b)	18.07%	14.93%	(4.80)%	25.64% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$3,836	$4,178	$2,614	$2,534
Net expenses(d)	0.39% (e)	0.42% (f)(g)	0.59% (h)	0.62% (i)(j)
Gross expenses	4.49% (e)	5.63% (f)	6.44% (h)	5.98% (i)(j)
Net investment income	0.88%	1.42%	1.27%	0.94% (i)
Portfolio turnover rate	71%	64%	85%	18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

Financial Performance

For a share outstanding throughout each period.

Natixis Sustainable Future 2060 Fund®

	Class N
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019	Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.03	$10.40	$12.38	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.10	0.16	0.15	0.10
Net realized and unrealized gain (loss)	1.95	1.38	(0.82)	2.45
Total from Investment Operations	2.05	1.54	(0.67)	2.55
Less Distributions From:
Net investment income	(0.19)	(0.17)	(0.16)	(0.11)
Net realized capital gains	(1.25)	(0.74)	(1.15)	(0.06)
Total Distributions	(1.44)	(0.91)	(1.31)	(0.17)
Net asset value, end of the period	$11.64	$11.03	$10.40	$12.38
Total return(b)	19.09%	14.78%	(4.56)%	25.59% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$3,657	$3,198	$2,488	$2,575
Net expenses(d)	0.38% (e)	0.42% (f)(g)	0.59% (h)	0.62% (i)(j)
Gross expenses	5.25% (e)	6.03% (f)	6.45% (h)	5.97% (i)(j)
Net investment income	0.95%	1.45%	1.29%	0.94% (i)
Portfolio turnover rate	79%	64%	80%	17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

Appendix A - Financial Intermediary Specific Commissions & Investment Minimum Waivers

Appendix A - Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)
Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in the Funds’ Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions.

The minimum for the Class Y shares is waived for transactions through such brokerage platforms at UBS-FS.

A-1

Appendix B - Additional Index Information

Appendix B - Additional Index Information

S&P Target Date® Index Series

Consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index in the series is determined once a year through survey of large fund management companies that offer target date products. The various asset class exposure of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily.

B-1

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual reports or their SAIs, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds’ website at im.natixis.com or call the Funds at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Text-only copies of the Funds’ reports and SAI and other information are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

Investment Company Act File No. 811-09945	XSFF51-0621